Related Party Transactions (Details) - Agrico Acquisition Corp. - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Apr. 09, 2021	Jan. 25, 2020	Jan. 25, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 12, 2021	Jan. 22, 2021
Related Party Transactions [Line Items]
Aggregate of founder shares		1,406,250
Founder shares subject to forfeiture (in Shares)									468,750
Threshold period for not to transfer, assign or sell any shares or warrants after completion of initial business combination							1 year
Transfer, assign or sell any shares or warrants after completion of initial business combination, stock price trigger (in Dollars per share)	$ 12.00						$ 12.00
Threshold period for not to transfer, assign or sell any shares or warrants after completion of initial business combination, trading days	20 days						20 days
Trading day period for threshold period for not to transfer, assign or sell any shares or warrants after completion of initial business combination	30 days						30 days
Threshold period after business combination in which specified trading days within any specified trading day period commences	150 days						150 days
Sponsor agreed expenses										$ 200,000
Borrowings cost	$ 171,356						$ 171,356
Ralated party sponsor							56,266	$ 56,266
Founder shares cost	25,000		$ 25,000		$ 25,000
Working capital loans					$ 1,500,000		$ 1,500,000
Warrant price					$ 1.00		$ 1.00
Secretarial and administrative services					$ 10,000		$ 10,000
Operating expenses					30,000	$ 0	57,742
Due to related party	$ 73,795				$ 0		$ 73,795	$ 56,266
Maximum
Related Party Transactions [Line Items]
Founder shares outstanding (in Shares)		5,000,000
Minimum
Related Party Transactions [Line Items]
Founder shares outstanding (in Shares)		3,593,750
Founder Shares
Related Party Transactions [Line Items]
Founder shares amount				$ 25,000
Price per share (in Dollars per share)				$ 0.005
Founder shares subject to forfeiture (in Shares)		468,750
Class B Ordinary Shares
Related Party Transactions [Line Items]
Ordinary shares issued (in Shares)				5,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0001